ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

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1.       Name and address of issuer:       THE PREFERRED GROUP OF MUTUAL FUNDS
                                           411 HAMILTON BOULEVARD, SUITE 1200
                                           PEORIA, ILLINOIS 61602
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2.       The name of each series or class of securities for which the Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                 [x]
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3.       Investment Company Act File Number:  811-06602

         Securities Act File Number:  33-46479
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4.       (a). Last day of fiscal year for which this Form is filed:
              June 30, 2001
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4.       (b). [ ] Check box if this Form is being files late (i.e., more than
              90 calendar days after the end of the Issuer's fiscal year).
              ------------------------------------------------------------
              (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4.       (c). [ ] Check box if this is the last time the Issuer will be filing this Form.
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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  rule 24f-2:                                  $1,795,167,771
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         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:       $1,360,966,636
                                                                -------------

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees  payable to
                  the Commission:                              $     -0-
                                                                -------------

         (iv)     Total avaiable redemption credits [add
                  items 5(ii) and 5(iii)]:                     $1,360,966,636
                                                                -------------

         (v)      Net sales - if item 5(i) is greater than
                  item 5(iv) [subtract item 5(iv) from
                  item 5(i)]:                                  $  434,201,135
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         _______________________________________________________________________
         (vi)     Redemption credits available for use in
                  future years - if item 5(i) is less than
                  item 5(iv) [subtract item 5(iv) from
                  item 5(i)]:                                  $    ( - )
                                                                -------------
          ______________________________________________________________________

         (vii)    Multiplier for determining registration fee
                  (See instruction C.9):                         x.000275
                                                                -------------

         (viii)   Registration fee due [multiply item 5(v) by
                  item 5(vii)] enter "0" if no fee is due):   $    108,550.28
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6.       Prepaid Shares
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities and Exchange Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, the report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:_____.

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7.       Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                 +$    -
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(iii) plus line 7]:

                                                                 $ 108,550.28
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9.       Date the registratrion fee and any interest payment was sent to the
         Commission's lockbox depository:

               Method of Delivery:
                               [x] Wire Transfer
                               [ ] Mail or other means
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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                 /s/ Fred L. Kaufman
       By (Signature and Title)* ---------------------------------------------
                                 FRED L. KAUFMAN, VICE PRESIDENT AND TREASURER

       Date  September 14, 2001

              *Please print the name and title of the signing officer below the signature.


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